LAWSUITS AND LITIGATIONS (Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims) (Details) - Agreement claims [Member] ₪ in Millions	Dec. 31, 2020 ILS (₪) Claims
Disclosure of contingent liabilities [line items]
Number of claims | Claims	40
Total claims amount (NIS million) | ₪	₪ 3,339
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	16
Total claims amount (NIS million) | ₪	₪ 422
NIS 101-400 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	7
Total claims amount (NIS million) | ₪	₪ 1,512
NIS 401 million - NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount (NIS million) | ₪	₪ 1,405
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	15
Total claims amount (NIS million) | ₪